As filed with the U.S. Securities and Exchange Commission on June 24, 2011

Securities Act File No. 333-166018

Investment Company Act File No. 811-22406

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☑

Post-Effective Amendment No. 10	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 12	☑

MIRAE ASSET DISCOVERY FUNDS
(Exact Name of Registrant as Specified in Charter)
One Bryant Park
New York, New York 10036
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 205-8300

Hun Jun Jang
One Bryant Park
New York, New York 10036
(Name and Address of Agent for Service)

Copy to:
Laurin Blumenthal Kleiman
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

☐   immediately upon filing pursuant to paragraph (b)

☒   on July 18, 2011 pursuant to paragraph (b)

☐   60 days after filing pursuant to paragraph (a)(1)

☐   on (date) pursuant to paragraph (a)(1)

☐   75 days after filing pursuant to paragraph (a)(2)

☐   on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒   this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:  An indefinite number of shares of Beneficial Interest is being registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

Explanatory Note

This Post-Effective Amendment No. 10 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 12 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Mirae Asset Discovery Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until July 18, 2011, the effectiveness of the registration statement for Korea Sector Leader Fund, India Sector Leader Fund, Global Sector Leader Fund, Asia Small/Mid Cap Fund and Chindia Great Consumer Fund, filed in Post-Effective Amendment No. 6 on March 11, 2011, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 10 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, Mirae Asset Discovery Funds (the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 24th day of June, 2011.

MIRAE ASSET DISCOVERY FUNDS

By:  /s/ Hun Jun Jang

  Hun Jun Jang, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Hun Jun Jang	Trustee and President	June 24, 2011
Hun Jun Jang	(Principal Executive Officer)

/s/ Joel Engle	Treasurer	June 24, 2011
Joel Engle	(Principal Financial and Accounting Officer)

John F. McNamara*	Trustee
John F. McNamara

Keith M. Schappert*	Trustee
Keith M. Schappert

Enrique R. Arzac*	Trustee
Enrique R. Arzac

Peter Tuck Chung Lee*	Trustee
Peter Tuck Chung Lee

*BY: /s/ Ioannis Tzouganatos

      June 24, 2011

        Ioannis (John) Tzouganatos,

as Attorney-In-Fact pursuant to Power of Attorney dated December 20, 2010 filed as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement filed on January 26, 2011, incorporated herein by reference.